Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Note 16 - Property, plant and equipment
As of December 31, 2023 and 2022, PPE has been reported in the Consolidated Statement of Financial Position with carrying amounts of $476,039 and $352,340, respectively. Of these amounts, $88,322 and $59,254 is related to ROU assets for leased buildings and land, and $10,680 and $35,307 is related to ROU assets for leased machinery and equipment, respectively. Refer to Note 12 - Leases for more details on the Group's ROU assets and operating leases.
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition cost
Balance as of January 1, 2022 - (Restated)	52,230	137,476	71,359	261,065
Additions[1] - (Restated)	2,789	13,434	94,281	110,504
Divestments and disposals	(604)	(919)	—	(1,523)
Reclassifications²	(1,976)	53,477	33	51,534
Reclassified to Assets held for sale	(44,342)	(17,582)	—	(61,924)
Effect of foreign currency exchange rate differences - (Restated)	(4,027)	(10,202)	(5,393)	(19,622)
Balance as of December 31, 2022 - (Restated)	$4,070	$175,684	$160,280	$340,034
Additions[1] - ( Restated)	4,699	81,253	122,869	208,821
Divestments and disposals	(313)	(47,419)	—	(47,732)
Reclassifications²	433	(27,606)	(29,726)	(56,899)
Effect of foreign currency exchange rate differences (Restated)	27	(967)	(1,785)	(2,725)

Balance as of December 31, 2023 - (Restated)	$8,916	$180,945	$251,638	$441,499
Depreciation and impairment
Balance as of January 1, 2022	(4,712)	(77,149)	—	(81,861)
Depreciation expense - (Restated)	(3,101)	(10,418)	—	(13,519)
Depreciation capitalized into inventory - (Restated)	—	(4,718)	—	(4,718)
Divestments and disposal	47	447	—	494
Reclassifications²	195	(195)	—	—
Reclassified to Assets held for Sale	5,623	4,753	—	10,376
Effect of foreign currency exchange rate differences	938	6,035	—	6,973
Balance as of December 31, 2022 - (Restated)	$(1,010)	$(81,245)	$—	$(82,255)
Depreciation expense - (Restated)	(1,715)	(6,736)	—	(8,451)
Depreciation capitalized into inventory - (Restated)	—	(7,000)	—	(7,000)
Divestments and disposal	25	45,206	—	45,231
Impairment loss[3] - (Restated)	—	(21,511)	(579)	(22,090)
Reclassifications²	(6)	9,879	—	9,873
Effect of foreign currency exchange rate differences	(3)	233	—	230
Balance as of December 31, 2023 - (Restated)	$(2,709)	$(61,174)	$(579)	$(64,462)

Carrying amount at December 31, 2022 (Restated)	$3,060	$94,439	$160,280	$257,779
Carrying amount at December 31, 2023 - (Restated)	$6,207	$119,771	$251,059	$377,037
1 - Of $208,821 in additions for the year ended December 31, 2023, $109,141 has been settled in cash. These $109,141 are included in the $137,400 in the cash-flow from investing activities related to additions to Property, plant and equipment, and the remaining $28,259 relates to decreases in Trade payables from prior years which were settled in cash during the year ended December 31, 2023. Of $110,504 in additions for the year ended December 31, 2022, $30,881 was settled in cash. These $30,881 are included in the $32,269 cash-flow from investing activities related to additions to Property, plant and equipment, and the remaining $1,388 relates to increases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2022.
2 - For the year ended December 31, 2023, $47,026 is a reclassification from Property, plant and equipment to Assets under operating lease for vehicles that have been repurposed permanently and are currently in use for leasing business with customers. For the year ended December 31, 2022, $51,534 was a reclassification from Inventories to Property, plant and equipment for vehicles that were in the process of being repurposed permanently for leasing business with customers and were not sold during the year ended December 31, 2022.
3 - For the year ended December 31, 2023, Polestar 2 CGU was assessed for impairment, and impairment losses amounting to $22,090 were recognized in Cost of Sales. The impairment amount was allocated to Machinery and equipment, and Machinery under development.